CREDIT SUISSE
HIGH YIELD BOND FUND

ANNUAL REPORT
OCTOBER 31, 2002

CREDIT SUISSE HIGH YIELD BOND FUND
466 LEXINGTON AVENUE
NEW YORK, NY 10017

TRUSTEES

ENRIQUE R. ARZAC
LAWRENCE J. FOX
JAMES S. PASMAN, JR.

OFFICERS

LAURENCE R. SMITH
INTERIM CHIEF EXECUTIVE OFFICER

RICHARD J. LINDQUIST
PRESIDENT AND CHIEF INVESTMENT OFFICER

HAL LIEBES
SENIOR VICE PRESIDENT

MICHAEL A. PIGNATARO
CHIEF FINANCIAL OFFICER, VICE PRESIDENT AND SECRETARY

ROBERT M. RIZZA
VICE PRESIDENT AND TREASURER

MAXINE C. EVERTZ
ASSISTANT SECRETARY

ROCCO A. DELGUERCIO
ASSISTANT TREASURER

INVESTMENT ADVISER
CREDIT SUISSE ASSET MANAGEMENT, LLC
466 LEXINGTON AVENUE
NEW YORK, NY 10017

ADMINISTRATOR
STATE STREET CORP.
225 FRANKLIN STREET
BOSTON, MA 02110

CUSTODIAN
CUSTODIAL TRUST COMPANY
101 CARNEGIE CENTER
PRINCETON, NJ 08540

SHAREHOLDER SERVICING AGENT
PFPC, INC.
101 FEDERAL STREET
BOSTON, MA 02110

LEGAL COUNSEL
WILLKIE FARR & GALLAGHER
787 7TH AVENUE
NEW YORK, NY 10019

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
TWO COMMERCE SQUARE
PHILADELPHIA, PENNSYLVANIA 19103

Dear Shareholder:                                              November 13, 2002

We are writing to report on the activities of Credit Suisse High Yield Bond Fund ("the Fund") for the fiscal year ended October 31, 2002 and to discuss our investment strategy.

On October 31, 2002, the Fund's net asset value ("NAV") was $3.53, compared to an NAV of $4.49 at October 31, 2001. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.81 per share) for the period was down 4.99%.

On October 31, 2002, $252.4 million was invested in high yield debt securities; $5.3 million in investment-grade debt securities; and $0.2 million in equity securities. Of the debt securities, the largest concentration (73.9%) was invested in issues rated B through BB.

The Fund announced on October 21, 2002 that, based on information available at that time, it was estimated that approximately $0.10 per share of its distributions for the fiscal year will be a return of capital. Further, the return of capital was due in part to changing market conditions which may continue throughout 2003. Accordingly, the dividend rate for future periods may be revised upward or downward depending on conditions at those times. The amounts of the Fund's distributions attributable to net investment income, net realized capital gains and return of capital may be subject to retroactive recharacterization at the end of the fiscal year based on tax regulations. The actual amounts attributable to each of these sources will be reported to each shareholder in January 2003 on Form 1099-DIV.

THE MARKET: HEADING NORTH, THEN SOUTH

After enjoying solid performance during the first half of the Fund's fiscal year, the broad high yield market (to which we refer generically as "high yield") reversed course and headed south in the second half. As measured by the Salomon Smith Barney High-Yield Market Index (SSBHYMI)*, aggregate high yield securities fell 6.8%.

The Fund benefited in the fiscal year's first half on the back of gains in November, January, March and April. The beginning of this period coincided with a sharp rebound after high yield endured one of its worst monthly performances on record in September following the tragic events of September 11. Bond prices, which had started to rise in earnest around mid-October, kept going strong through late November.

Prices rose modestly in January, when high yield underperformed investment-grade debt but significantly outperformed equities. Increasingly clear indications that the U.S. economy was picking up steam helped to buoy the market in March and April. (Note: historically, a strengthening economy tends to be favorable for high yield via higher cash flows available for debt service, better credit quality and lower default rates; of course, past performance is not a guarantee of future results.) Mutual fund inflows were especially strong.

Sentiment and buying cooled off in May, though, in response to diminishing optimism about the economy and bad news about companies whose worsening financial health had a direct impact on the key high yield industry sectors of telecommunications and cable television.

Market conditions took a turn for the worse in June, so much so that some broad high yield indices experienced their worst-ever single-month performance as measured in percentage terms. June was tough for most financial markets due to a number of factors, notably plummeting trust in the integrity of corporate managements and accounting standards, disappointing corporate earnings and rising fears of renewed terrorism in the U.S. An exclamation point of sorts occurred on June 25, when WorldCom announced that it had used questionable accounting procedures to enormously overstate its profitability in 2001 and 2002. The downward trend in sentiment and activity extended into July as well.

After a brief rally in August, prices had little in the way of fundamental support in September and fell accordingly. Prominent negative influences on market sentiment were rising talk of war with Iraq and its potential economic consequences; and fresh economic data suggesting that a vigorous recovery in the economy might begin later than previously thought.

The fiscal year ended with essentially flat returns in October. Declines early in the month were ultimately offset by gains, as investors bought in response to rising stock prices and in anticipation of a cut in nominal interest rates by the Federal Reserve.

PERFORMANCE: HELPED MOST BY ALLOCATIONS TO UTILITIES, AEROSPACE AND TELECOM

We attribute the Fund's modest outperformance of the broad high yield market (i.e., as represented by SSBHYMI) in the fiscal year primarily to our positioning of the portfolio in certain industry sectors. Highlights in this regard included:

- We had only minimal exposure to the weak utility industry, which suffered as credit ratings for numerous companies were downgraded, with some falling to high yield status from investment-grade. Our stance was based on our perception of the industry's poor pricing environment and lack of confidence in the energy-trading business that had been widely embraced, only to be discredited in the wake of Enron's demise.

- Our exposure to diversified telecom service providers did not include some of the sector's worst-perfoming securities.

- In four sectors--aerospace, miscellaneous services, publishing and health care--successful security selection was magnified by our above-market allocation.

Relative results were least favorable in three sectors: competitive local-exchange telecom carriers, wireless telecom service providers and metals/mining. In each case, our above-market allocation exacerbated the negative impact of security selection.

OUTLOOK: STILL CAUTIOUSLY OPTIMISTIC

Looking ahead, our cautiously optimistic view on the prospects for high yield is unchanged. Our caution stems from the shadows of economic and geopolitical uncertainty overhanging the investment climate these days. Financial markets do not enjoy much near-term visibility, in our opinion.

Assuming a lack of exogenous shocks like war or further terrorist attacks, we expect the next substantive move in the U.S. economy to be one of renewed strength. Any such renewal would likely bode well for high yield. Its timing, however, is far from clear.

A bright spot worth noting is that our analysis indicates that yield spreads for bonds rated B and BB (which account for the vast majority of high yield's investable universe) remain at historically wide levels versus U.S. Treasury debt. Along with desirably high coupon yields, we believe that this could help to cushion the high yield market against significant downside risk.

Given the overall climate, we continue to position the Fund fairly defensively. Compared to broad market indices like SSBHYMI, we are thus overweighting the gaming, energy, food/beverage/ bottling, consumer products and health care industry sectors; and underweighting telecom, finance, utilities and airlines.

We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 331-1710.

Sincerely yours,

/s/ Richard J. Lindquist

Richard J. Lindquist
President and Chief Investment Officer**


/s/ Laurence R. Smith

Laurence R. Smith
Interim Chief Executive Officer


FROM CREDIT SUISSE ASSET MANAGEMENT, LLC
("CSAM"):

We wish to remind shareholders whose shares are registered in their own name that they automatically participate in the Fund's dividend reinvestment program known as the Investlink(SM) Program (the "Program"). The Program can be of value to shareholders in maintaining their proportional ownership interest in the Fund in an easy and convenient way. A shareholder whose shares are held in the name of a broker/dealer or nominee should contact the Fund's Transfer Agent for details about participating in the Program. The Program is described on pages 23 through 25 of this report.

* The Salomon Smith Barney High-Yield Market Index is a broad-based, unmanaged index of high yield securities. Investors cannot invest directly in an index.

** Richard J. Lindquist, who is a Managing Director of CSAM, is primarily responsible for management of the Fund's assets. He has served in such capacity since December 8, 2000. Mr. Lindquist joined CSAM on May 1, 1995 as a result of Credit Suisse Group's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Income Fund, Inc.

CREDIT SUISSE HIGH YIELD BOND FUND (UNAUDITED)

    TOP TEN HOLDINGS
    (AS A % OF NET ASSETS AS OF 10/31/2002)

SECURITY DESCRIPTION

 1. Transocean Sedco Forex, Inc.      2.57%
      9.500% 12/15/08
 2. AMC Entertainment, Inc.           2.44%
      9.500% 03/15/09
 3. Alaris Medical, Inc.              2.36%
      0.000% 08/01/03
 4. Packaging Corp. of America        2.22%
      9.625% 04/01/09
 5. Luiginos, Inc.                    2.22%
      10.000% 02/01/06
 6. Triton PCS, Inc.                  2.13%
      0.000% 05/01/03
 7. Echostar DBS Corp.                2.11%
      9.375% 02/01/09
 8. Transdigm, Inc.                   1.96%
      10.375% 12/01/08
 9. Big 5 Corp.                       1.95%
      10.875% 11/15/07
10. Kinetic Concepts, Inc.            1.93%
      9.625% 11/01/07

    CREDIT QUALITY BREAKDOWN
    (AS A % OF TOTAL INVESTMENTS AS OF 10/31/2002)

    A/A                                   2.1%
    BB/Ba                                11.4
    B/B                                  60.3
    CCC/Caa                              17.7
    CC/Ca                                 2.8
    D                                     0.2
    NR                                    5.4
                                        -----
      Subtotal                           99.9
    Equities and Other                    0.1
                                        -----
      Total                             100.0%
                                        =====

CREDIT SUISSE HIGH YIELD BOND FUND--SCHEDULE OF INVESTMENTS  OCTOBER 31, 2002

                                                        PRINCIPAL
                                                          AMOUNT               VALUE
                                                     ---------------      ---------------
CORPORATE BONDS--137.4%
AEROSPACE--3.2%
   Condor Systems, Inc.,
     Company Guaranteed (Callable
     05/01/04 @ $105.94)
     11.875%, 05/01/09 **                            $     2,097,000      $       471,825
   Fairchild Corp., Company
     Guaranteed (Callable
     04/15/04 @ $105.38)
     10.750%, 04/15/09                                     1,750,000            1,706,250
   Transdigm, Inc., Company
     Guaranteed, Senior
     Subordinated Notes
     (Callable 12/01/03 @ $105.19)
     10.375%, 12/01/08                                     3,500,000            3,552,500
                                                                          ---------------
                                                                                5,730,575
                                                                          ---------------
AIRLINES--1.2%
   American Airlines, Inc., Series 01-2,
     Pass Thru Certificates
     7.800%, 04/01/08                                      1,000,000              680,914
   Amtran Inc., Company Guaranteed
     (Callable 12/15/03 @ $104.81)
     9.625%, 12/15/05                                      3,500,000            1,417,500
                                                                          ---------------
                                                                                2,098,414
                                                                          ---------------
AUTOMOBILE MANUFACTURING/VEHICLE PARTS--4.5%
   ADV Accessory Systems, Series B,
     Company Guaranteed, Senior
     Subordinated Notes
     (Callable 01/06/03 @ $104.88)
     9.750%, 10/01/07                                        700,000              626,500
   American Axle &
     Manufacturing, Inc.,
     Company Guaranteed
     (Callable 03/01/04 @ $104.88)
     9.750%, 03/01/09                                      1,750,000            1,872,500
   Cambridge Industries
     Liquidating Trust *, ^^                                 774,557                  465
   Collins & Aikman Products Co.,
     Global Company Guaranteed
     (Callable 12/31/06 @ $105.38)
     10.750%, 12/31/11                                     1,000,000              930,000
   Collins & Aikman Products Corp.,
     Company Guaranteed, Senior
     Subordinated Notes
     (Callable 11/12/02 @ $103.83)
     11.500%, 04/15/06                                     1,500,000            1,248,750
   J. L. French Automotive
     Castings, Inc., Series B,
     Company Guaranteed
     (Callable 06/01/04 @ $105.75)
     11.500%, 06/01/09                                     3,547,000            1,259,185
   Key Plastics Holdings,
     Inc., Series B, Company
     Guaranteed (Callable
     11/12/02 @ $105.12)
     10.250%, 03/15/07 **, ^^                                250,000                1,875
   Metaldyne Corp., Rule 144A,
     Private Placement, Senior
     Subordinated Notes
     (Callable 06/15/07 @ $105.50)
     11.000%, 06/15/12 ++                                  1,200,000              858,000
   Roller Bearing Co. America, Inc.,
     Series B, Company Guaranteed
     (Callable 11/12/02 @ $104.81)
     9.625%, 06/15/07                                $     1,150,000      $     1,075,250
   Venture Holdings Trust, Company
     Guaranteed, Senior Notes
     (Callable 06/01/03 @ $105.50)
     11.000%, 06/01/07                                     1,250,000              281,250
                                                                          ---------------
                                                                                8,153,775
                                                                          ---------------
BROADBAND--0.1%
   Level 3 Communications, Inc.,
     Senior Notes
     (Callable 05/01/03 @ $104.56)
     9.125%, 05/01/08                                        350,000              199,500
   Ono Finance PLC, Private Placement,
     Subordinated Debentures
     0.000%, 05/31/09                                          5,980                   60
                                                                          ---------------
                                                                                  199,560
                                                                          ---------------
BROADCAST/OUTDOOR--2.2%
   Interep National Radio Sales, Inc.,
     Series B, Company Guaranteed,
     Senior Notes
     (Callable 07/01/03 @ $105.00)
     10.000%, 07/01/08                                     1,000,000              826,250
   Paxson Communications Corp.,
     Global Company Guaranteed,
     Senior Discount Notes
     (Callable 01/15/06 @ $106.12)
     0.000%, 01/15/06 +                                    5,150,000            2,549,250
   Young Broadcasting, Inc.,
     Global Company Guaranteed
     (Callable 03/01/06 @ $105.00)
     10.000%, 03/01/11                                       680,000              629,000
                                                                          ---------------
                                                                                4,004,500
                                                                          ---------------
BUILDING PRODUCTS--1.7%
   AAF-McQuay, Inc., Senior Notes
     8.875%, 02/15/03                                      1,000,000            1,010,000
   Atrium Companies, Inc.,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 05/01/04 @ $105.25)
     10.500%, 05/01/09                                     1,000,000              923,750
   Building Materials Corp.,
     Series B, Senior Notes
     (Callable 11/12/02 @ $104.31)
     8.625%, 12/15/06                                      1,500,000            1,147,500
                                                                          ---------------
                                                                                3,081,250
                                                                          ---------------
CABLE--4.8%
   @Entertainment, Inc.,
     Series B, Senior Discount Notes
     (Callable 02/01/04 @ $108.75)
     0.000%, 02/01/04 +                                    2,200,000              385,000
   Adelphia Communications Corp.,
     Senior Notes
     10.875%, 10/01/10 **                                  3,000,000            1,005,000
   Century Communications Corp.,
     Series B, Senior Discount Notes
     0.000%, 03/15/03 **                                   1,000,000              195,000

SEE NOTES TO FINANCIAL STATEMENTS.

                                        2

                                                        PRINCIPAL
                                                          AMOUNT               VALUE
                                                     ---------------      ---------------
   Charter Communications
     Holdings LLC, Senior Notes
     (Callable 04/01/04 @ $104.31)
     8.625%, 04/01/09                                $     3,000,000      $     1,305,000
   Coaxial Communications/Phoenix,
     Company Guaranteed,
     Senior Notes
     (Callable 12/06/02 @ $105.00)
     10.000%, 08/15/06                                     1,050,000              899,062
   CSC Holdings, Inc.,
     Senior Notes
     7.250%, 07/15/08                                        400,000              331,000
   CSC Holdings, Inc.,
     Senior Subordinated Debentures
     (Callable 02/15/03 @ $104.80)
     9.875%, 02/15/13                                      1,000,000              775,000
   CSC Holdings, Inc.,
     Series B, Senior Notes
     7.625%, 04/01/11                                      1,500,000            1,233,750
   DIVA Systems Corp., Series B,
     Senior Discount Notes
     (Callable 03/01/03 @ $106.31)
     12.625%, 03/01/08 **                                  1,750,000               26,250
   Insight Communications
     Company, Inc.,
     Senior Discount Notes
     (Callable 02/15/06 @ $106.12)
     12.250%, 02/15/11 +                                   2,000,000              770,000
   James Cable Partners LP,
     Series B, Senior Notes
     (Callable 12/06/02 @ $102.69)
     10.750%, 08/15/04                                       500,000              247,500
   Mediacom LLC Capital Corp.,
     Senior Notes
     (Callable 01/15/06 @ $104.75)
     9.500%, 01/15/13                                      2,000,000            1,460,000
   NTL Communications Corp.,
     Senior Notes
     (Callable 10/01/03 @ $105.75)
     11.500%, 10/01/08 **                                  1,650,000              123,750
                                                                          ---------------
                                                                                8,756,312
                                                                          ---------------
CAPITAL GOODS--1.6%
   Amtrol, Inc.,
     Senior Subordinated Notes
     (Callable 11/12/02 @ $105.31)
     10.625%, 12/31/06                                       450,000              227,250
   International Wire Group, Inc.,
     Senior Subordinated Notes
     (Callable 11/12/02 @ $101.96)
     11.750%, 06/01/05                                     1,000,000              600,000
   Jordan Industries, Inc.,
     Series D, Senior Notes
     (Callable 12/09/02 @ $105.19)
     10.375%, 08/01/07                                     3,475,000            1,980,750
                                                                          ---------------
                                                                                2,808,000
                                                                          ---------------
CHEMICALS--6.0%
   Acetex Corp.,
     Global Senior Notes
     (Callable 08/01/05 @ $105.44)
     10.875%, 08/01/09                                     1,000,000            1,055,000
   Buckeye Technologies, Inc.,
     Senior Subordinated Notes
     (Callable 12/09/02 @ $102.83)
     8.500%, 12/15/05                                      1,000,000              825,000
   Equistar Chemicals LP/
     Equistar Funding Corp.,
     Global Company Guaranteed
     10.125%, 09/01/08                               $     1,000,000      $       905,000
   Ferro Corp., Senior Notes
     9.125%, 01/01/09                                      1,000,000            1,049,007
   Huntsman International
     Holdings LLC,
     Senior Discount Notes
     (Callable 07/01/04 @ $106.69)
     0.000%, 12/31/09                                      9,445,000            1,936,225
   Lyondell Chemical Co.,
     Global Company Guaranteed
     (Callable 12/15/05 @ $104.75)
     9.500%, 12/15/08                                      1,400,000            1,316,000
   Millennium America, Inc.,
     Rule 144A, Private Placement,
     Senior Notes
     9.250%, 06/15/08 ++                                     750,000              757,500
   Mississippi Chemical Corp., Bonds
     7.250%, 11/15/17                                      1,250,000              231,250
   PCA LLC/PCA Finance Corp.,
     Rule 144A, Private
     Placement, Senior Notes
     11.875%, 08/01/09 ++                                  1,000,000            1,000,000
   Terra Industries, Inc.,
     Series B, Senior Notes
     (Callable 12/09/02 @ $100.00)
     10.500%, 06/15/05                                     1,500,000            1,282,500
   United Industries Corp.,
     Senior Subordinated Notes
     (Callable 04/01/04 @ $104.94)
     9.875%, 04/01/09                                        425,000              423,937
                                                                          ---------------
                                                                               10,781,419
                                                                          ---------------
COMPETITIVE LOCAL EXCHANGE CARRIER (CLEC)--1.1%
   Quest Corp., Notes
     5.625%, 11/15/08                                        900,000              724,500
   RCN Corp.,
     Senior Discount Notes
     (Callable 11/12/02 @ $105.56)
     11.125%, 10/15/07                                     6,485,000            1,070,025
   RCN Corp.,
     Senior Notes
     (Callable 12/09/02 @ $105.00)
     10.000%, 10/15/07                                     1,000,000              175,000
                                                                          ---------------
                                                                                1,969,525
                                                                          ---------------
CONSUMER PRODUCTS/TOBACCO--3.2%
   American Greetings Corp.,
     Global Senior
     Subordinated Notes
     (Callable 07/15/05 @ $105.88)
     11.750%, 07/15/08                                     1,150,000            1,239,125
   Diamond Brands Operating,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 04/15/03 @ $105.06)
     10.125%, 04/15/08 **                                  3,097,000               30,970
   Packaged Ice, Inc.,
     Series B, Company Guaranteed,
     Senior Unsecured Notes
     (Callable 12/09/02 @ $104.88)
     9.750%, 02/01/05                                      1,000,000              745,000

SEE NOTES TO FINANCIAL STATEMENTS.

                                        3

                                                        PRINCIPAL
                                                          AMOUNT               VALUE
                                                     ---------------      ---------------
   Revlon Consumer Products Corp.,
     Global Company Guaranteed
     12.000%, 12/01/05                               $     1,750,000      $     1,540,000
   Samsonite Corp.,
     Senior Subordinated Notes
     (Callable 06/15/03 @ $105.38)
     10.750%, 06/15/08                                     1,550,000            1,170,250
   Scotts Co., Company Guaranteed
     (Callable 01/15/04 @ $104.31)
     8.625%, 01/15/09                                      1,000,000            1,045,000
   Styling Technology Corp.,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 07/01/03 @ $105.44)
     10.875%, 07/01/08 **, ^^                              1,500,000               90,000
                                                                          ---------------
                                                                                5,860,345
                                                                          ---------------
CONTAINERS--3.4%
   Berry Plastics Corp.,
     Rule 144A, Private Placement,
     Senior Subordinated Notes
     (Callable 07/15/07 @ $105.38)
     10.750%, 07/15/12 ++                                  1,100,000            1,149,500
   Owens-Brockway Glass Containers,
     Global Company Guaranteed
     (Callable 02/15/06 @ $104.44)
     8.875%, 02/15/09                                      1,000,000            1,032,500
   Packaging Corp. of America,
     Company Guaranteed
     (Callable 04/01/04 @ $104.81)
     9.625%, 04/01/09                                      3,700,000            4,023,750
                                                                          ---------------
                                                                                6,205,750
                                                                          ---------------
DIVERSIFIED TELECOMMUNICATIONS--0.7%
   Gray Television, Inc.,
     Rule 144A, Senior
     Subordinated Notes
     (Callable 12/15/06 @ $104.62)
     9.250%, 12/15/11 ++                                   1,000,000            1,057,500
   Primus Telecommunications
     Group, Inc., Senior Notes
     (Callable 01/15/04 @ $105.62)
     11.250%, 01/15/09                                       597,000              271,635
                                                                          ---------------
                                                                                1,329,135
                                                                          ---------------
ENERGY - OTHER--2.0%
   Hanover Equipment Trust,
     Rule 144A, Private Placement,
     Senior Secured Notes
     (Callable 09/01/05 @ $104.25)
     8.500%, 09/01/08 ++                                     550,000              525,250
   Swift Energy Co., Senior
     Subordinated Notes
     (Callable 08/01/04 @ $105.12)
     10.250%, 08/01/09                                     2,000,000            1,970,000
   Trico Marine Services, Inc.,
     Global Company Guaranteed
     (Callable 05/15/07 @ $104.44)
     8.875%, 05/15/12                                      1,500,000            1,177,500
                                                                          ---------------
                                                                                3,672,750
                                                                          ---------------
ENVIRONMENTAL SERVICES--1.8%
   Allied Waste North America,
     Series B, Company Guaranteed
     (Callable 08/01/04 @ $105.00)
     10.000%, 08/01/09                               $     3,400,000      $     3,281,000
                                                                          ---------------
FINANCE - OTHER--3.2%
   AmeriCredit Corp.,
     Company Guaranteed
     (Callable 04/15/03 @ $104.94)
     9.875%, 04/15/06                                        500,000              407,500
   Asat Finance LLC,
     Company Guaranteed
     (Callable 11/01/03 @ $106.25)
     12.500%, 11/01/06                                     3,250,000            1,966,250
   Ocwen Financial Corp.,
     Notes 11.875%, 10/01/03                               3,445,000            3,462,225
                                                                          ---------------
                                                                                5,835,975
                                                                          ---------------
FOOD PROCESSORS/BEVERAGE/BOTTLING--5.6%
   Archibald Candy Corp.,
     Company Guaranteed,
     Senior Secured Notes
     (Callable 12/09/02 @ $102.56)
     10.250%, 07/01/04 **                                    795,000              393,525
   Aurora Foods, Inc., Series B,
     Senior Subordinated Notes
     (Callable 07/01/03 @ $106.38)
     8.750%, 07/01/08                                      1,500,000              660,000
   Burns Phillip Capital Property, Ltd.,
     Rule 144A, Private Placement,
     Company Guaranteed
     (Callable 07/15/07 @ $104.88)
     9.750%, 07/15/12 ++                                   1,000,000              985,000
   Curtice Burns Food, Inc.,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 11/01/03 @ $105.94)
     11.875%, 11/01/08                                     1,000,000            1,040,000
   Fleming Companies, Inc., Series D,
     Global Company Guaranteed
     (Callable 12/09/02 @ $105.31)
     10.625%, 07/31/07                                     3,870,000            2,476,800
   Land O' Lakes, Inc.,
     Global Senior Notes
     (Callable 11/15/06 @ $104.38)
     8.750%, 11/15/11                                      1,100,000              610,500
   Luiginos, Inc., Senior
     Subordinated Notes
     (Callable 02/01/03 @ $105.00)
     10.000%, 02/01/06                                     4,000,000            4,020,000
                                                                          ---------------
                                                                               10,185,825
                                                                          ---------------
GAMING--13.8%
   Ameristar Casinos, Inc.,
     Global Company Guaranteed
     (Callable 02/15/06 @ $105.38)
     10.750%, 02/15/09                                     1,500,000            1,627,500
   Argosy Gaming Co.,
     Company Guaranteed
     (Callable 06/01/04 @ $105.38)
     10.750%, 06/01/09                                     3,000,000            3,315,000
   Aztar Corp., Global
     Senior Subordinated Notes
     (Callable 08/15/06 @ $104.50)
     9.000%, 08/15/11                                      1,550,000            1,553,875

SEE NOTES TO FINANCIAL STATEMENTS.

                                        4

                                                        PRINCIPAL
                                                          AMOUNT               VALUE
                                                     ---------------      ---------------
   Boyd Gaming Corp.,
     Company Guaranteed
     (Callable 08/01/05 @ $104.62)
     9.250%, 08/01/09                                $     1,200,000      $     1,305,000
   Circus Circus & Eldorado,
     Rule 144A, Private Placement,
     First Mortgage
     (Callable 03/01/07 @ $105.06)
     10.125%, 03/01/12 ++                                  1,000,000              985,000
   Hard Rock Hotel, Inc., Series B,
     Senior Subordinated Notes
     (Callable 12/09/02 @ $104.62)
     9.250%, 04/01/05                                      1,895,000            1,880,787
   Hollywood Casino Corp.,
     Company Guaranteed
     (Callable 05/01/03 @ $107.00)
     11.250%, 05/01/07                                     3,000,000            3,255,000
   Hollywood Casino Corp.,
     Company Guaranteed
     (Callable 08/01/03 @ $106.50)
     1.000%, 08/01/06                                      2,000,000            2,070,000
   Isle of Capri Casinos, Inc.,
     Company Guaranteed
     (Callable 04/15/04 @ $104.38)
     8.750%, 04/15/09                                        500,000              502,500
   Jazz Casino Co. LLC,
     Senior Notes
     4.548%, 12/30/02 #                                      333,014              328,019
   Kerzner International, Ltd.,
     Global Company Guaranteed,
     Senior Subordinated Notes
     (Callable 08/15/06 @ $104.44)
     8.875%, 08/15/11                                        750,000              757,500
   Majestic Investor Holdings,
     Company Guaranteed, Senior
     Secured Notes
     (Callable 11/30/05 @ $105.83)
     11.653%, 11/30/07                                     1,400,000            1,226,750
   Mohegan Tribal Gaming,
     Global Senior Subordinated Notes
     (Callable 07/01/06 @ $104.19)
     8.375%, 07/01/11                                      1,000,000            1,050,000
   Penn National Gaming, Inc.,
     Series B, Global Company
     Guaranteed,
     Senior Subordinated Notes
     (Callable 03/01/05 @ $105.56)
     11.125%, 03/01/08                                     1,250,000            1,351,563
   Penninsula Gaming LLC, Series B,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 07/01/03 @ $108.00)
     12.250%, 07/01/06                                       594,000              596,970
   Riviera Holdings Corp.,
     Rule 144A, Private
     Placement, Company Guaranteed
     (Callable 06/15/06 @ $105.50)
     11.000%, 06/15/10 ++                                  1,110,000            1,018,425
   Station Casinos, Inc.,
     Global Senior Notes
     (Callable 02/15/05 @ $103.33)
     8.375%, 02/15/08                                        250,000              265,000
   Windsor Woodmont Black Hawk,
     Series B, First Mortgage
     (Callable 12/06/02 @ $113.00)
     13.000%, 03/15/05 **                                  2,256,000            1,477,680
   Wynn Las Vegas LLC,
     Second Mortgage Note
     (Callable 11/01/06 @ $112.00)
     12.000%, 11/01/10                               $       500,000      $       472,500
                                                                          ---------------
                                                                               25,039,069
                                                                          ---------------
HEALTHCARE FACILITIES/SUPPLIES--8.4%
   Alaris Medical, Inc.,
     Senior Discount Notes
     (Callable 08/01/03 @ $105.56)
     0.000%, 08/01/03 +                                    5,088,000            4,273,920
   DaVita, Inc., Rule 144A,
     Private Placement
     7.000%, 05/15/09 ++                                   3,000,000            2,917,500
   Extendicare Health Services, Inc.,
     Company Guaranteed
     (Callable 12/15/02 @ $104.67)
     9.350%, 12/15/07                                      1,000,000              865,000
   Fisher Scientific International, Inc.,
     Global Senior Subordinated Notes
     (Callable 05/01/07 @ $104.06)
     8.125%, 05/01/12                                      1,000,000            1,020,000
   Kinetic Concepts, Inc.,
     Series B, Company Guaranteed
     (Callable 11/12/02 @ $104.81)
     9.625%, 11/01/07                                      3,500,000            3,482,500
   Magellan Health Services, Inc.,
     Rule 144A, Private Placement,
     Senior Notes
     (Callable 11/15/05 @ $104.69)
     9.375%, 11/15/07 ++                                     950,000              612,750
   Magellan Health Services, Inc.,
     Senior Subordinated Notes
     (Callable 02/15/03 @ $104.50)
     9.000%, 02/15/08                                      1,150,000              201,250
   Medquest, Inc.,
     Rule 144A, Private Placement,
     Senior Subordinated Notes
     (Callable 08/15/07 @ $105.94)
     11.875%, 08/15/12 ++                                  1,000,000            1,000,000
   Senior Housing Properties Trust,
     Senior Notes
     8.625%, 01/15/12                                        800,000              788,000
                                                                          ---------------
                                                                               15,160,920
                                                                          ---------------
HOME BUILDERS--1.9%
   KB Home,
     Senior Subordinated Notes
     8.625%, 12/15/08                                        850,000              858,500
   KB Home,
     Senior Subordinated Notes
     (Callable 02/15/06 @ $104.75)
     9.500%, 02/15/11                                      1,000,000            1,042,500
   Toll Corp.,
     Senior Subordinated Notes
     (Callable 12/01/06 @ $104.12)
     8.250%, 12/01/11                                        700,000              693,000
   WCI Communities, Inc.,
     Global Company Guaranteed,
     Senior Subordinated Notes
     (Callable 05/01/07 @ $104.56)
     9.125%, 05/01/12                                      1,000,000              832,500
                                                                          ---------------
                                                                                3,426,500
                                                                          ---------------
SEE NOTES TO FINANCIAL STATEMENTS.

                                        5

                                                        PRINCIPAL
                                                          AMOUNT               VALUE
                                                     ---------------      ---------------
INDUSTRIAL - OTHER--2.7%
   Actuant Corp., Company Guaranteed,
     Senior Subordinated Notes
     (Callable 05/01/07 @ $102.17)
     13.000%, 05/01/09                               $     2,325,000      $     2,673,750
   Amerigas Partners LP Eagle
     Finance Corp.,
     Global Senior Notes
     (Callable 05/20/06 @ $104.44)
     8.875%, 05/20/11                                      1,000,000            1,025,000
   GSI Group, Inc., Company
     Guaranteed, Senior
     Subordinated Notes
     (Callable 11/12/02 @ $105.19)
     10.250%, 11/01/07                                     1,000,000              705,000
   International Utility
     Structures, Inc., Yankee
     Senior Subordinated Notes
     (Callable 02/01/03 @ $105.38)
     10.750%, 02/01/08                                     1,020,500              464,328
                                                                          ---------------
                                                                                4,868,078
                                                                          ---------------
LEISURE--4.9%
   AMC Entertainment, Inc.,
     Senior Subordinated Notes
     (Callable 11/12/02 @ $104.75)
     9.500%, 03/15/09                                      4,950,000            4,417,875
   Bluegreen Corp., Company
     Guaranteed, Senior
     Secured Notes
     (Callable 04/01/03 @ $105.25)
     10.500%, 04/01/08                                     1,000,000              850,000
   Booth Creek Ski Holdings, Inc.,
     Series B, Company Guaranteed
     (Callable 12/06/02 @ $106.25)
     12.500%, 03/15/07                                     1,000,000              890,000
   Icon Health & Fitness, Inc.,
     Rule 144A, Private Placement,
     Company Guaranteed
     (Callable 04/01/07 @ $105.62)
     11.250%, 04/01/12 ++                                  1,000,000              905,000
   Regal Cinemas, Inc., Series B,
     Global Company Guaranteed
     (Callable 02/01/07 @ $104.69)
     9.375%, 02/01/12                                      1,100,000            1,155,000
   Six Flags, Inc.,
     Global Senior Notes
     (Callable 02/01/06 @ $104.44)
     8.875%, 02/01/10                                        800,000              704,000
                                                                          ---------------
                                                                                8,921,875
                                                                          ---------------
LODGING--2.3%
   Extended Stay America, Inc.,
     Senior Subordinated Notes
     (Callable 03/15/03 @ $104.58)
     9.150%, 03/15/08                                      3,000,000            2,820,000
   Host Marriot Corp.,
     Series A, Company Guaranteed
     (Callable 11/12/02 @ $103.94)
     7.875%, 08/01/05                                        500,000              492,500
   John Q. Hammons Hotels,
     Series B, Global Notes,
     First Mortgage
     (Callable 05/15/07 @ $104.44)
     8.875%, 05/15/12                                        800,000              774,000
                                                                          ---------------
                                                                                4,086,500
                                                                          ---------------
MEDIA--0.8%
   Charter Communications
     Holdings LLC,
     Senior Discount Notes
     (Callable 04/01/04 @ $104.96)
     0.000%, 04/01/11 +                              $     4,500,000      $     1,417,500
                                                                          ---------------
METALS & MINING--2.4%
   AEI Resources LLC/Horizon
     Finance Corp.,
     Company Guaranteed,
     Senior Secured Notes
     (Callable 12/06/02 @ $100.00)
     11.750%, 05/08/09                                     1,400,000               49,000
   Great Lakes Carbon Corp.,
     Series B, Company Guaranteed,
     Senior Subordinated Notes
     (Callable 05/15/03 @ $105.12)
     10.250%, 05/15/08                                     4,260,000            2,790,300
   Ormet Corp.,
     Rule 144A, Private Placement,
     Company Guaranteed,
     Senior Secured Notes
     (Callable 08/15/03 @ $105.50)
     11.000%, 08/15/08 ++                                  1,035,000              605,475
   UCAR Finance, Inc.,
     Global Company Guaranteed
     (Callable 02/15/07 @ $105.12)
     10.250%, 02/15/12                                     1,000,000              675,000
   WCI Steel, Inc., Series
     B, Senior Secured Notes
     (Callable 12/09/02 @ $103.33)
     10.000%, 12/01/04                                       500,000              122,500
                                                                          ---------------
                                                                                4,242,275
                                                                          ---------------
OIL EQUIPMENT--3.4%
   Grey Wolf, Inc.,
     Senior Notes
     (Callable 11/12/02 @ $104.44)
     8.875%, 07/01/07                                      1,500,000            1,537,500
   Transocean, Inc., Notes
     9.500%, 12/15/08                                      3,750,000            4,648,958
                                                                          ---------------
                                                                                6,186,458
                                                                          ---------------
PAPER & FOREST PRODUCTS--3.6%
   Appleton Papers, Inc., Series B,
     Global Company Guaranteed
     (Callable 12/15/05 @ $106.25)
     12.500%, 12/15/08                                     1,250,000            1,306,250
   Box USA Holdings, Series B,
     Senior Secured Notes
     (Callable 12/06/02 @ $104.00)
     12.000%, 06/01/06                                     1,250,000            1,300,000
   Fonda Group, Inc., Series B,
     Senior Subordinated Notes
     (Callable 11/12/02 @ $104.75)
     9.500%, 03/01/07                                        700,000              493,500
   Riverwood International Corp.,
     Company Guaranteed
     (Callable 12/06/02 @ $104.08)
     10.875%, 04/01/08                                     3,300,000            3,366,000
                                                                          ---------------
                                                                                6,465,750
                                                                          ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                        6

                                                        PRINCIPAL
                                                          AMOUNT               VALUE
                                                     ---------------      ---------------
PHARMACEUTICALS--0.4%
   aaiPharma, Inc.,
     Global Company Guaranteed
     (Callable 04/01/06 @ 105.50)
     11.000%, 04/01/10                               $       750,000      $       723,750
                                                                          ---------------
PUBLISHING--3.3%
   Hollinger International Publishing, Inc.,
     Company Guaranteed, Senior
     Subordinated Notes
     (Callable 12/06/02 @ $104.62)
     9.250%, 03/15/07                                        750,000              757,500
   Liberty Group Operating, Inc.,
     Private Placement,
     Company Guaranteed
     (Callable 02/01/03 @ 104.69)
     9.375%, 02/01/08                                      3,000,000            2,557,500
   Liberty Group Publishing, Debentures
     (Callable 02/01/03 @ $105.81)
     0.000%, 02/01/09 +                                    1,774,000              895,870
   Phoenix Color Corp.,
     Company Guaranteed
     (Callable 02/01/04 @ 105.19)
     10.375%, 02/01/09                                     2,267,000            1,827,769
                                                                          ---------------
                                                                                6,038,639
                                                                          ---------------
RESTAURANTS--2.8%
   American Restaurant Group, Inc.,
     Series D, Company Guaranteed
     (Callable 11/01/04 @ $105.75)
     11.500%, 11/01/06                                     1,329,000            1,169,520
   CKE Restaurants, Inc.,
     Company Guaranteed
     (Callable 05/01/04 @ $104.56)
     9.125%, 05/01/09                                        500,000              407,500
   Denny's Corp.,
     Senior Notes
     (Callable 01/15/03 @ $105.62)
     11.250%, 01/15/08                                     1,850,000            1,415,250
   Hockey Co. & Sports Maska, Inc.,
     Senior Secured, Global Notes, Units
     (Callable 04/15/06 @ $105.62)
     11.250%, 04/15/09                                     1,000,000              960,000
   New World Restaurant Group, Inc.,
     Rule 144A, Private Placement,
     Company Guaranteed
     (Callable 12/06/02 @ $100.00)
     18.000%, 06/15/03 ++, ^^                                750,000              712,500
   Romacorp, Inc., Company
     Guaranteed, Senior Notes
     12.000%, 07/01/06                                       870,000              450,225
                                                                          ---------------
                                                                                5,114,995
                                                                          ---------------
RETAIL - FOOD & DRUG--1.3%
   Herbalife International, Inc.,
     Rule 144A, Private Placement,
     Senior Subordinated Notes
     (Callable 07/15/06 @ $105.88)
     11.750%, 07/15/10 ++                                  1,000,000              920,000
   Pathmark Stores, Inc.,
     Global Company Guaranteed,
     Senior Subordinated Notes
     (Callable 02/01/07 @ $104.38)
     8.750%, 02/01/12                                      1,100,000              957,000
   Stater Brothers Holdings, Inc.,
     Senior Notes
     (Callable 08/15/03 @ $105.38)
     10.750%, 08/15/06                               $       500,000      $       507,500
                                                                          ---------------
                                                                                2,384,500
                                                                          ---------------
RETAIL STORES--6.0%
   Advance Holding Corp., Series B,
     Senior Discount Debenture
     (Callable 04/15/03 @ $106.44)
     0.000%, 04/15/09 +                                      500,000              510,000
   Advance Stores Company, Inc.,
     Global Company Guaranteed
     (Callable 04/15/03 @ $105.12)
     10.250%, 04/15/08                                     1,000,000            1,050,000
   Big 5 Corp., Senior Notes
     (Callable 11/15/02 @ $105.47)
     10.875%, 11/15/07                                     3,500,000            3,535,000
   J. Crew Operating Corp.,
     Senior Subordinated Notes
     (Callable 11/12/02 @ $105.19)
     10.375%, 10/15/07                                     2,000,000            1,460,000
   Leslie's Poolmart,
     Senior Notes
     (Callable 12/06/02 @ $102.59)
     10.375%, 07/15/04                                     1,200,000            1,120,500
   Michaels Stores, Inc.,
     Senior Notes
     (Callable 07/01/05 @ $104.62)
     9.250%, 07/01/09                                        900,000              954,000
   Office Depot, Inc.,
     Global Senior Subordinated Notes
     10.000%, 07/15/08                                     1,000,000            1,117,500
   Pep Boys - Manny, Moe & Jack,
     Series MTNB, Notes
     6.920%, 07/07/06                                      1,150,000            1,072,375
                                                                          ---------------
                                                                               10,819,375
                                                                          ---------------
SATELLITE--3.7%
   EchoStar DBS Corp.,
     Senior Notes
     (Callable 02/01/04 @ $104.69)
     9.375%, 02/01/09                                      3,800,000            3,819,000
   PanAmSat Corp.,
     Rule 144A, Private Placement,
     Company Guaranteed
     (Callable 02/01/07 @ $104.25)
     8.500%, 02/01/12 ++                                     500,000              452,500
   Pegasus Communications Corp.,
     Series B, Senior Notes
     (Callable 11/12/02 @ $102.41)
     9.625%, 10/15/05                                      4,000,000            1,640,000
   Pegasus Communications Corp.,
     Series B, Senior Notes
     (Callable 12/01/02 @ $104.88)
     9.750%, 12/01/06                                      2,000,000              820,000
                                                                          ---------------
                                                                                6,731,500
                                                                          ---------------
SECONDARY OIL & GAS PRODUCERS--8.7%
   Abraxas Petroleum Corp.,
     Series A, Company Guaranteed,
     Senior Subordinated Notes
     (Callable 12/06/02 @ $100.00)
     11.500%, 11/01/04                                     1,995,000              847,875

SEE NOTES TO FINANCIAL STATEMENTS.

                                        7

                                                        PRINCIPAL
                                                          AMOUNT               VALUE
                                                     ---------------      ---------------
   Chesapeake Energy Corp.,
     Global Company Guaranteed,
     Senior Notes
     (Callable 04/01/06 @ $104.06)
     8.125%, 04/01/11                                $     2,500,000      $     2,562,500
   Continental Global Group, Inc.,
     Senior Notes
     (Callable 11/12/02 @ $105.50)
     11.000%, 04/01/07                                     2,000,000            1,110,000
   Continental Resources, Inc.,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 08/01/03 @ $105.12)
     10.250%, 08/01/08                                     1,200,000            1,050,000
   Contour Energy Co.,
     Company Guaranteed
     14.000%, 04/15/03                                       950,000              983,250
   Denbury Management, Inc.,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 03/01/03 @ $104.50)
     9.000%, 03/01/08                                      1,250,000            1,278,125
   Grey Wolf, Inc., Series C,
     Company Guaranteed
     (Callable 11/12/02 @ $104.44)
     8.875%, 07/01/07                                      1,000,000            1,012,500
   Magnum Hunter Resources, Inc.,
     Global Company Guaranteed
     (Callable 03/15/07 @ $104.80)
     9.600%, 03/15/12                                        750,000              791,250
   Mariner Energy, Inc., Series B,
     Senior Subordinated Notes
     (Callable 11/12/02 @ $102.62)
     10.500%, 08/01/06                                     3,100,000            2,945,000
   Mission Resources Corp., Series C,
     Global Company Guaranteed
     (Callable 12/06/02 @ $105.44)
     10.875%, 04/01/07                                       650,000              393,250
   Southwest Royalties, Inc.,
     Company Guaranteed,
     Senior Secured Notes
     (Callable 11/12/02 @ $100.00)
     10.500%, 12/31/02 ^^                                  1,021,000            1,021,000
   Wiser Oil Co.,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 12/09/02 @ $104.75)
     9.500%, 05/15/07                                      2,297,000            1,774,432
                                                                          ---------------
                                                                               15,769,182
                                                                          ---------------
SERVICES - OTHER--11.0%
   APCOA, Inc.,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 03/15/03 @ $104.62)
     9.250%, 03/15/08                                        700,000              186,375
   Applied Extrusion Technologies, Inc.,
     Series B, Company Guaranteed
     (Callable 07/01/06 @ $105.38)
     10.750%, 07/01/11                                     1,000,000              605,000
   Chukchansi Economic
     Development Authority,
     Rule 144A, Private
     Placement, Senior Notes
     (Callable 10/01/06 @ $113.00)
     14.500%, 06/15/09 ++                                  2,000,000            1,845,000
   Diamond Triumph Auto,
     Company Guaranteed
     (Callable 04/01/03 @ $104.62)
     9.250%, 04/01/08                                $       400,000      $       338,000
   Great Lakes Dredge & Dock,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 08/15/03 @ $105.62)
     11.250%, 08/15/08                                     2,500,000            2,590,625
   IESI Corp.,
     Rule 144A, Private Placement,
     Senior Subordinated Notes
     (Callable 06/15/07 @ $105.12)
     10.250%, 06/15/12 ++                                  2,000,000            1,830,000
   Iron Mountain, Inc.,
     Company Guaranteed
     (Callable 04/01/06 @ $104.31)
     8.625%, 04/01/13                                      1,000,000            1,047,500
   La Petite Academy, Inc.,
     Series B, Company Guaranteed
     (Callable 05/15/03 @ $105.00)
     10.000%, 05/15/08                                     1,300,000              682,500
   MDP Acquisitions PLC,
     Rule 144A, Private Placement,
     Senior Notes
     (Callable 10/01/07 @ $104.81)
     9.625%, 10/01/12 ++                                     750,000              772,500
   Neff Corp.,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 06/01/03 @ $105.12)
     10.250%, 06/01/08                                     2,000,000              670,000
   Rent-A-Center, Inc., Series D,
     Global Company Guaranteed
     (Callable 08/15/03 @ $105.50)
     11.000%, 08/15/08                                     3,250,000            3,477,500
   Salton, Inc.,
     Global Senior Subordinated Notes
     (Callable 04/15/05 @ $106.12)
     12.250%, 04/15/08                                     1,200,000            1,098,000
   Volume Services America, Inc.,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 03/01/04 @ $105.62)
     11.250%, 03/01/09                                     2,000,000            1,910,000
   Wesco Distribution, Inc.,
     Global Company Guaranteed,
     Senior Subordinated Notes
     (Callable 06/01/03 @ $104.56)
     9.125%, 06/01/08                                        500,000              390,000
   Worldwide Flight Services, Inc.,
     Series B, Company Guaranteed,
     Senior Subordinated Notes
     (Callable 08/15/03 @ $106.12)
     12.250%, 08/15/07                                     2,250,000            2,466,562
                                                                          ---------------
                                                                               19,909,562
                                                                          ---------------
TECHNOLOGY--1.0%
   Ampex Corp., Series B,
     Secured Notes
     (Callable 12/09/02 @ $100.00)
     12.000%, 08/15/08                                     1,583,500              237,525
   Lucent Technologies, Inc., Notes
     7.250%, 07/15/06                                      1,000,000              505,000

SEE NOTES TO FINANCIAL STATEMENTS.

                                        8

                                                        PRINCIPAL
                                                          AMOUNT               VALUE
                                                     ---------------      ---------------
   SCG Holding & Semiconductor Co.,
     Company Guaranteed
     (Callable 08/01/04 @ $106.00)
     12.000%, 08/01/09                               $     2,575,000      $       965,625
                                                                          ---------------
                                                                                1,708,150
                                                                          ---------------
TEXTILE/APPAREL/SHOE MANUFACTURING--1.1%
   BGF Industries, Inc., Series B,
     Senior Subordinated Notes
     (Callable 01/15/04 @ $105.25)
     10.250%, 01/15/09                                     3,347,000            1,690,235
   Levi Strauss & Co.,
     Global Senior Notes
     (Callable 01/15/05 @ $105.81)
     11.625%, 01/15/08                                       250,000              246,250
                                                                          ---------------
                                                                                1,936,485
                                                                          ---------------
TRANSPORTATION/OTHER--1.8%
   North American Van Lines, Inc.,
     Global Company Guaranteed
     (Callable 12/01/04 @ $106.69)
     13.375%, 12/01/09                                     2,500,000            2,462,500
   Ultrapetrol (Bahamas), Ltd.,
     First Mortgage
     10.500%, 04/01/08                                       894,000              719,670
                                                                          ---------------
                                                                                3,182,170
                                                                          ---------------
UTILITIES--0.4%
   CMS Energy Corp.,
     Senior Notes
     8.900%, 07/15/08                                      1,000,000              750,917
                                                                          ---------------
WIRELESS--5.4%
   American Cellular Corp.,
     Company Guaranteed
     (Callable 10/15/05 @ $104.75)
     9.500%, 10/15/09                                      1,500,000              232,500
   Crown Castle International Corp.,
     Senior Notes
     (Callable 08/01/04 @ $104.75)
     9.500%, 08/01/11                                      1,500,000            1,080,000
   Nextel Communications, Inc.,
     Global Senior Notes
     (Callable 02/01/06 @ $104.75)
     9.500%, 02/01/11                                      1,050,000              895,125
   Nextel Partners, Inc.,
     Senior Discount Notes
     (Callable 02/01/04 @ $107.00)
     0.000%, 02/01/09 +                                      900,000              544,500
   TeleCorp PCS, Inc.,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 04/15/04 @ $105.81)
     0.000%, 04/15/04 +                                    3,275,000            2,734,625
   Tritel PCS, Inc.,
     Global Company Guaranteed,
     Senior Subordinated Notes
     (Callable 01/15/06 @ $105.19)
     10.375%, 01/15/11                                       487,000              472,390
   Triton PCS, Inc.,
     Company Guaranteed, Senior
     Subordinated Discount Notes
     (Callable 05/01/03@ $105.50)
     0.000%, 05/01/08 +                              $     5,250,000      $     3,858,750
                                                                          ---------------
                                                                                9,817,890
                                                                          ---------------
TOTAL CORPORATE BONDS
   (COST $304,468,312)                                                        248,656,150
                                                                          ---------------

FOREIGN COPORATE BONDS--5.0%
BUILDING PRODUCTS--0.8%
   Ainsworth Lumber Company, Ltd.,
     Global Secured Notes
     (Callable 01/15/05 @ $106.94)
     13.875%, 07/15/07                                     1,300,000            1,378,000
                                                                          ---------------
CABLE--0.2%
   Cablevision SA, Yankee Notes
     13.750%, 04/30/07 **                                  2,000,000              310,000
                                                                          ---------------
CHEMICALS--1.3%
   Avecia Group PLC,
     Global Company Guaranteed
     (Callable 07/01/04 @ $105.50)
     11.000%, 07/01/09                                     2,850,000            2,408,250
                                                                          ---------------
DIVERSIFIED TELECOMMUNICATIONS--0.9%
   Filtronic PLC,
     Senior Notes
     (Callable 12/01/02 @ $105.00)
     10.000%, 12/01/05                                     2,000,000            1,710,000
                                                                          ---------------
LEISURE--0.5%
   Imax Corp.,
     Yankee Senior Unsecured Notes
     (Callable 12/01/02 @ $103.94)
     7.875%, 12/01/05                                      1,300,000              945,750
                                                                          ---------------
WIRELESS--1.3%
   Polska Telefonica Cyfrowa
     International Finance II SA,
     Company Guaranteed,
     Senior Subordinated Notes
     (Callable 12/01/04 @ $105.62)
     11.250%, 12/01/09                                     2,250,000            2,272,500
                                                                          ---------------
TOTAL FOREIGN CORPORATE BONDS
   (COST $11,375,005)                                                           9,024,500
                                                                          ---------------

                                                         SHARES
                                                     ---------------
COMMON STOCKS--0.2%
DIVERSIFIED TELECOMMUNICATIONS--0.1%
   Versatel Telecom
     International NV                                         19,480               64,820
                                                                          ---------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                        9

                                                          SHARES               VALUE
                                                     ---------------      ---------------
INDUSTRIAL - OTHER--0.0%
   The Manitowoc Company, Inc.*                                    1      $            14
                                                                          ---------------
SECONDARY OIL & GAS PRODUCERS--0.1%
   Southwest Royalties, Inc., Class A *, ^^                   15,324              231,852
                                                                          ---------------
TOTAL COMMON STOCKS
   (COST $1,262,024)                                                              296,686
                                                                          ---------------

PREFERRED STOCK--0.0%
TECHNOLOGY--0.0%
   Viasystems Group, Inc. *, ^^
     (Cost $3,772,614)                                       264,480                    0
                                                                          ---------------

WARRANTS--0.0%
AIRLINES--0.0%
   Worldwide Flight Services, Inc.
     (expires 08/15/07) ^^                                     4,000                   40
                                                                          ---------------
BROADBAND--0.0%
   GT Group Telecom, Inc.
     (expires 02/01/10)                                        6,750                6,750
   Versatel Telecom International NV
     (expires 05/15/2008)                                      3,000                1,875
                                                                          ---------------
                                                                                    8,625
                                                                          ---------------
FINANCE - OTHER--0.0%
   Asat Finance LLC
     (expires 11/01/06)                                        5,000      $         6,250
                                                                          ---------------
GAMING--0.0%
   Windsor Woodmont Black Hawk
     (expires 03/15/10) ^^                                       106                    0
                                                                          ---------------
RESTAURANTS--0.0%
   New World Restaurant Group, Inc.
     (expires 06/15/06) ^^                                       600                  300
                                                                          ---------------
TOTAL WARRANTS
   (COST $815)                                                                     15,215
                                                                          ---------------
TOTAL INVESTMENTS--142.6%
   (COST $320,878,770)                                                        257,992,551
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(42.6)%                                                      (77,103,361)
                                                                          ---------------
NET ASSETS--(100.0%)                                                      $   180,889,190
                                                                          ===============

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES:
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, these securities amounted to $20,909,400 or 11.56% of net assets.
+ Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter.
**   Defaulted Security.
# Variable rate obligations--The interest rate shown is the rate as of October 31, 2002.
*    Non-income producing security.
^^ Not readily marketable security; security is valued at fair value as determined in good faith by the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF ASSETS AND LIABILITIES OCTOBER 31, 2002

ASSETS:
   Investments in securities at value(1) (Cost $320,878,770)                    $  257,992,551
   Cash                                                                                599,116
   Dividend and interest receivable                                                  8,144,864
   Collateral received for securities loaned                                        53,284,585
   Prepaid expenses and other assets                                                    48,408
                                                                                --------------
        Total Assets                                                               320,069,524
                                                                                --------------

LIABILITIES:
   Loan payable                                                                     85,250,000
   Payable upon return of securities loaned                                         53,284,585
   Investment advisory fees                                                            226,914
   Administrative fees                                                                  11,940
   Interest payable                                                                    148,776
   Trustees fees                                                                        12,875
   Payable for investments purchased                                                   102,006
   Other accrued expenses payable                                                      143,238
                                                                                --------------
        Total Liabilities                                                          139,180,334
                                                                                ==============

NET ASSETS
   Applicable to 51,225,790 shares outstanding                                  $  180,889,190
                                                                                ==============

NET ASSETS CONSIST OF:
   Capital stock, $0.001 par value                                              $       51,226
   Paid-in capital                                                                 472,637,331
   Distributions in excess of net investment income                                   (291,383)
   Accumulated net realized loss on investments                                   (228,621,765)
   Net unrealized depreciation from investments                                    (62,886,219)
                                                                                --------------
        Net Assets                                                              $  180,889,190
                                                                                ==============
NET ASSET VALUE PER SHARE ($180,889,190 DIVIDED BY 51,225,790)                  $         3.53
                                                                                ==============
MARKET PRICE PER SHARE                                                          $         4.10
                                                                                ==============

(1) Including $48,639,715 of securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2002

INVESTMENT INCOME:
   Interest                                                                     $   38,109,992
   Dividends                                                                            55,554
   Securities Lending                                                                  363,208
                                                                                --------------
        Total investment income                                                     38,528,754
                                                                                ==============

EXPENSES:
   Investment advisory fees (Note 2)                                                 3,126,299
   Administrative fees (Note 2)                                                        120,777
   Interest and leveraging fees (Note 5)                                             2,409,903
   Legal fees                                                                          155,888
   Printing fees                                                                       108,688
   Audit fees                                                                           60,125
   Trustees fees (Note 2)                                                               52,391
   Transfer agent fees                                                                  51,469
   Registration fees                                                                    40,784
   Amortization of organization costs                                                   29,511
   Custodian fees                                                                       27,677
   Insurance expense                                                                    21,474
   Miscellaneous expense                                                                 3,322
                                                                                --------------
        Total expenses                                                               6,208,308
                                                                                --------------
NET INVESTMENT INCOME                                                               32,320,446
                                                                                --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments                                                (75,223,745)
   Net change in unrealized depreciation on investments                             34,775,558
                                                                                --------------
   Net realized and unrealized loss on investments                                 (40,448,187)
                                                                                --------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                      $   (8,127,741)
                                                                                ==============

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED       YEAR ENDED
                                                                  10/31/2002       10/31/2001
                                                                --------------   --------------
OPERATIONS:
   Net investment income                                        $   32,320,446   $   39,076,518
   Net realized loss on investments                                (75,223,745)     (67,076,973)
   Net change in unrealized
     depreciation on investments                                    34,775,558       (9,968,630)
                                                                --------------   --------------
   Net decrease in net assets resulting from operations             (8,127,741)     (37,969,085)
                                                                --------------   --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                      (35,310,754)     (40,744,208)
   Return of capital                                                (5,125,403)      (1,060,861)
                                                                --------------   --------------
   Net decrease in net assets resulting from
     dividends and distributions                                   (40,436,157)     (41,805,069)
                                                                --------------   --------------

CAPITAL SHARE TRANSACTIONS:
   Reinvestment of dividends                                        10,012,798       12,376,870
                                                                --------------   --------------
   Net increase in net assets from capital share transactions       10,012,798       12,376,870
                                                                --------------   --------------
   Net decrease in net assets                                      (38,551,100)     (67,397,284)
                                                                --------------   --------------

NET ASSETS:
   Beginning of year                                               219,440,290      286,837,574
                                                                --------------   --------------
   End of year                                                  $  180,889,190   $  219,440,290
                                                                ==============   ==============

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED OCTOBER 31, 2002

CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest and dividends received                              $   32,642,944
   Operating expenses paid                                          (6,354,513)
   Purchases of long-term securities                              (102,949,903)
   Proceeds from sales of long-term securities                     123,210,659
                                                                --------------
Net cash provided by operating activities                                        $   46,549,187

CASH FLOWS USED FOR FINANCING ACTIVITIES:
   Proceeds from borrowings                                        (16,250,000)
   Cash dividends paid                                             (30,423,324)
                                                                --------------
Net cash used for financing activities                                              (46,673,324)
                                                                                 --------------
Net decrease in cash                                                                   (124,137)
Cash--beginning of year                                                                 723,253
                                                                                 --------------
Cash--end of year                                                                $      599,116
                                                                                 ==============

RECONCILIATION OF NET DECREASE IN NET ASSETS FROM OPERATION
   TO NET CASH USED IN OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations                             $   (8,127,741)

ADJUSTMENTS TO RECONCILE NET INCRASE IN NET ASSETS FROM
   OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
   Decrease in dividends and interest receivable                $    1,746,963
   Increase in accrued expenses                                         40,166
   Decrease in interest payable                                       (161,071)
   Decrease in prepaid expenses and other assets                        17,604
   Decrease in advisory fees payable                                   (42,904)
   Net amortization of discount on investments                      (7,632,773)
   Net increase in cash from investing activities                   20,260,756
   Net realized and unrealized loss on investments                  40,448,187
                                                                --------------
        Total adjustments                                                            54,676,928
                                                                                 --------------
Net cash provided by operating activities                                        $   46,549,187
                                                                                 ==============

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of beneficial interest outstanding throughout the periods presented. This information has been derived from the Fund's financial statements.

                                                                            YEAR ENDED
                                                         -------------------------------------------------   PERIOD ENDED
                                                         10/31/2002   10/31/2001   10/31/2000   10/31/1999    10/31/1998*
                                                         ----------   ----------   ----------   ----------   ------------
Net asset value, beginning of period                     $     4.49   $     6.16   $     7.98   $     8.36   $      10.00
                                                         ----------   ----------   ----------   ----------   ------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                          0.65+        0.84         0.96+        0.98           0.24
Net realized and unrealized gain (loss) on investments        (0.80)       (1.63)       (1.80)       (0.38)         (1.62)
                                                         ----------   ----------   ----------   ----------   ------------
     Total from investment operations                         (0.15)       (0.79)       (0.84)        0.60          (1.38)
                                                         ----------   ----------   ----------   ----------   ------------

LESS DIVIDENDS AND DISTRIBUTIONS:
  From net investment income                                  (0.71)       (0.86)       (0.98)       (0.98)         (0.24)
  Return of Capital                                           (0.10)       (0.02)          --           --             --
                                                         ----------   ----------   ----------   ----------   ------------
     Total dividends and distributions to shareholders        (0.81)       (0.88)       (0.98)       (0.98)         (0.24)
Offering costs charged to paid-in-capital                        --           --           --         0.00++        (0.02)
                                                         ----------   ----------   ----------   ----------   ------------
Net asset value, end of period                           $     3.53   $     4.49   $     6.16   $     7.98   $       8.36
                                                         ==========   ==========   ==========   ==========   ============
Market value, end of period                              $     4.10   $     5.07   $     6.19   $     8.06   $       9.56
                                                         ==========   ==========   ==========   ==========   ============
Total return (market value)**                                 (2.15)%      (3.21)%     (12.15)%      (5.71)%        (1.74)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s omitted)               $  180,889   $  219,440   $  286,838   $  358,679   $    359,956
  Average debt per share                                 $     1.99   $     2.49   $     3.47   $     3.18   $       1.02
  Ratio of operating expenses to average net assets            2.91%        4.29%        4.81%        3.62%          1.81%***
  Ratio of operating expense to average net assets,
     excluding interest and leveraging expenses                1.78%        1.73%        1.61%        1.53%          1.16%***
  Ratio of net investment income to average net assets        15.17%       15.22%       12.90%       11.24%         10.48%***
  Portfolio turnover rate                                     33.22%       46.11%       31.29%       60.23%         15.26%

  *  The Fund commenced operations on July 28, 1998.
 ** Total return is based on the change in market price of a share during the period and assumes reinvestment of dividends and distributions at actual prices pursant to the Fund's Dividend Reinvestment Plan. Total return for periods of less than one year are not annualized. Total return based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns.
***  Annualized.
  +  Based on average shares outstanding.
 ++  Amount rounds to less than $0.01

SEE NOTES TO FINANCIAL STATEMENTS.

CREDIT SUISSE HIGH YIELD BOND FUND--NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse High Yield Bond Fund (the "Fund") is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's shares trade on the New York Stock Exchange under the ticker symbol DHY. The Fund's primary objective is to seek high current income. The following is a summary of significant accounting policies consistently followed by the Fund in its operations and in connection with the preparation of its financial statements.

     PORTFOLIO VALUATION: Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more independent pricing services approved by the Board of Trustees. Pricing services use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments.

     Securities (other than fixed-income securities) for which the principal market is one or more securities exchanges are valued at the last reported sale price (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities are traded. If a securities exchange is not the principal market for a security, such security will, if market quotations are readily available, be valued at the closing bid price in the over-the-counter market (or the last sale price in the case of securities reported on the NASDAQ national market system for which any sales occurred during the day). Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amoritized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is earned on the accrual basis. Accretion of discount and amortization of premium is recognized using effective interest method.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and pays dividends on a monthly basis. Each dividend is recorded on the ex-dividend date. Capital gains, if any, net of capital losses, are distributed annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

     The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of Common Stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

     FEDERAL INCOME TAXES: No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     CASH FLOW INFORMATION: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any, (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income recognized on investment securities.

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

     The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Credit Suisse Asset Management, LLC ("CSAM"). The Advisory Agreement provides for a fee at the annual rate of 1% of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage). Under the Advisory Agreement with the Fund, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees of the Fund who are affiliated persons of the Advisor.

     At its meeting held on February 12, 2002 the Board of Trustees approved State Street Bank and Trust Company ("SSB") to replace PFPC, Inc. ("PFPC"), as Accounting and Administrative Agent effective September 1, 2002.

     For the period November 1, 2001 through August 31, 2002, the Fund had an Accounting, Administration and Support Agreement with PFPC, Inc., to provide all accounting and administrative services to the Fund other than those related to investment decisions. For these accounting services, the Fund paid PFPC, Inc. a fee at the annual rate of $33,000 per year plus .01% of average daily net assets up to and including $1 billion, and .0075% of average daily net assets over $1 billion. For these administration services, the Fund paid PFPC, Inc. a fee at the annual rate of $50,000 per year. PFPC, Inc. also serves as the Fund's shareholder servicing agent (transfer agent) at an annual rate of $30,000 per year plus any additional out-of-pocket expenses.

     For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.

         AVERAGE DAILY NET ASSETS                 ANNUAL RATE
         ------------------------        ---------------------------------
         First $5 billion                .050% of average daily net assets
         Next $5 billion                 .035% of average daily net assets
         Over $10 billion                .020% of average daily net assets

     The Fund pays each Trustee not affiliated with CSAM $1,000 per regular quarterly board meeting attended, and an annual retainer fee of $12,500. In addition, the Fund reimburses each Trustee for travel and out-of-pocket expenses relating to their attendance at such meetings.

3. INVESTMENTS

     Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, during the year ended October 31, 2002, amounted to $102,077,650 and $122,599,683, respectively.

4. FUND SHARES

     The Fund has one class of shares of beneficial interest, par value $0.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest were as follows:

                                                          FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                           OCTOBER 31, 2002       OCTOBER 31, 2001
                                                          ------------------     ------------------
Shares issued through reinvestment of dividends                2,362,917              2,325,658
                                                               =========              =========

5. NOTES PAYABLE

     The Fund has a $150 million line of credit provided by Citicorp North America, Inc., under a Revolving Credit and Security Agreement (the "Agreement") dated April 12, 2002, primarily to leverage its investment portfolio. Under this Agreement, the Fund may borrow the lesser of $150 million or 33 1/3% of its gross assets. Interest is payable at the Bank's Base Rate plus a commission of 0.05%. The Fund is charged a structuring fee of $19,000 per quarter until July 2003, a program fee of 0.20% of the average daily amount leveraged, an administration fee of 0.02% of the average daily amount leveraged and a liquidity fee of 0.13% of the maximum borrowing limit (currently $150 million). The Agreement requires, among other provisions, that the percentage obtained by dividing total indebtedness for money borrowed by total assets of the Fund shall not exceed 33 1/3%.

     The average daily amount of borrowings during the year ended October 31, 2002 was $99,459,589 with a weighted average interest rate of 1.921%.

6. CONCENTRATION OF RISK

     The Fund invests in securities offering high current income, which generally will be in the lower rating categories of recognized ratings agencies (commonly known as "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund's use of leverage also increases exposure to capital risk.

7. SECURITIES LENDING

     The Fund loaned securities during the year to certain brokers, with the Fund's custodian acting as lending agent. Upon such loans, the Fund receives collateral, which is maintained by the custodian and earns income, in the form of negotiated lender's fees. On a daily basis, the Fund monitors the market value of securities loaned and maintains collateral against the securities loaned in an amount not less than the value of the securities loaned. The Fund may receive collateral in the form of cash or other eligible securities. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to changes in the value of the collateral or the loaned securities. Cash collateral received by the Fund in connection with securities lending activity is invested as follows:

                                                                      VALUE
                                                                 ---------------
REPURCHASE AGREEMENTS:
   Bear Stearns & Co., 1.88%, Dated 10/31/02, due
   11/1/02, proceeds at maturity $796,617 (fully
   collateralized by U.S. Treasury Strip, due 8/15/16.
   Market Value of collateral is $814,851)                       $       796,617

   Bear Stearns & Co., 1.88%, Dated 10/31/02, due
   11/1/02, proceeds at maturity $4,067,076 (fully
   collateralized by U.S. Treasury Strip, due 8/15/16.
   Market Value of collateral is $4,149,014)                           4,067,076

   Bear Stearns & Co., 1.88%, Dated 10/31/02, due
   11/1/02, proceeds at maturity $18,420,892 (fully
   collateralized by U.S. Treasury Strip, due 8/15/15-8/15/16.
   Market Value of collateral is $18,791,572)                         18,420,892

SHORT TERM INVESTMENT FUNDS:
   Dreyfus Cash Management, Class A, Institutional shares             15,000,000

   Dreyfus Cash Management Plus, Inc., Institutional shares           15,000,000
                                                                 ---------------
   TOTAL                                                         $    53,284,585
                                                                 ===============

8. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and income from defaulted bonds.

     The tax characteristics of dividends and distributions paid during the period ended October 31, for the Fund was as follows:

              ORDINARY INCOME              RETURN OF CAPITAL
         ---------------------------   -------------------------
             2002           2001           2002          2001
         ------------   ------------   -----------   -----------
         $ 35,310,754   $ 40,744,208   $ 5,125,403   $ 1,060,861

     At October 31, 2002, the components of distributable earnings on a tax basis for the Fund were as follows:

     Net investment loss                   $     (291,383)
     Accumulated realized loss               (228,580,558)
     Unrealized depreciation                  (62,927,426)
                                           --------------
                                             (291,799,367)
                                           ==============

     At October 31, 2002, the Fund had capital loss carryovers available to offset possible future capital gains as follows:

                                     EXPIRES OCTOBER 31,
      --------------------------------------------------------------------------------
         2006             2007             2008              2009              2010
      ----------       ----------       ----------        ----------        ----------
      13,855,150       30,606,551       37,573,747        68,628,620        77,916,490

     At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:

                                 GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
              IDENTIFIED COST      APPRECIATION      (DEPRECIATION)    (DEPRECIATION)
              ---------------    ----------------   ----------------   --------------
              $   320,919,977    $      7,422,892   $    (70,395,318)  $  (62,972,426)

     At October 31, 2002, the Fund reclassified $2,698,925 from accumulated loss and $5,301,033 from paid-in capital to undistributed net investment income, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses. Net assets were not affected by these reclassifications.

CREDIT SUISSE HIGH YIELD BOND FUND--REPORT OF INDEPENDENT ACCOUNTANTS OCTOBER 31, 2002

To the Trustees and Shareholders of
Credit Suisse High Yield Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse High Yield Bond Fund (the "Fund") at October 31, 2002, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights for each of the periods presented in the period ended October 31, 2000 were audited by other independent accountants, whose report dated December 20, 2000 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE HIGH YIELD BOND FUND--ADDITIONAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT PLAN

     Referenced below are policies related to the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). These policies apply to shareholders whose shares are registered directly with the Fund in their own name. Shareholders whose shares are purchased through a broker-dealer or nominee should contact such broker-dealer or nominee regarding questions related to the reinvestment of the Fund's dividends.

     Pursuant to the Fund's Plan, unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested by PFPC, Inc. as agent for Shareholders in administering the Plan (the "Plan Agent"), in additional shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC, Inc. as the Dividend Disbursing Agent. Such participants may elect not to participate in the Plan and to receive all dividends and capital gain distributions in cash by sending written instructions to PFPC, Inc. as the Dividend Disbursing Agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent not less than ten days prior to any dividend record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

     Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares on the open market ("open-market purchases") on the NYSE or elsewhere. If on the record date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued. If on the dividend record date the net asset value per share is greater than the market value (such condition being referred to herein as "market-discount"), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     In the event of a market discount on the dividend record date, the Plan Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis or in no event more than 30 days after the dividend record date (the "last purchase date") to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the record date of the dividend through the date before the next "ex-dividend" date. If, before the Plan Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend record date. Because of the foregoing difficulty with respect to open market purchases, the Plan provides that if the Plan Agent in unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the net asset value per share at the close of business on the last purchase date.

     The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the Plan in accordance with the instructions of the participants. In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder and held for the account of beneficial owners who participate in the Plan.

     There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends.

     The automatic reinvestment of dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends.

     Shareholders participating in the Plan may receive benefits not available to shareholders not participating in the Plan. If the market price (plus commissions) of the shares is above their net asset value, participants in the Plan will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, since the Fund does not redeem shares, the price on resale may be more or less than the net asset value.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

     All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 8030, Boston, MA 02266-8030, 1-800-331-1710.

LEVERAGE--BENEFITS AND RISKS

     The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the Shareholders with a potentially higher return. Leverage creates risks for Shareholders including the likelihood of greater volatility of net asset value and market price of the Fund's shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to Shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. In the latter case, the Advisor in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the Management Fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the Managed Assets including those purchased with leverage. Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund's lenders may establish guidelines for borrowing which may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede the Advisor in managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

CREDIT SUISSE HIGH YIELD BOND FUND--INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                          POSITION(S)     CURRENT PRINCIPAL OCCUPATION   TERM OF OFFICE
                          HELD WITH       AND PRINCIPAL EMPLOYMENT       AND LENGTH
NAME AND ADDRESS (AGE)    FUND            DURING THE PAST FIVE YEARS     OF TIME SERVED         OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------    ------------    ----------------------------   --------------------   ------------------------------------
INDEPENDENT TRUSTEES

Enrique R. Arzac          Trustee         Professor of Finance and       Since 2001; current    Director of The Brazilian Equity
Columbia University                       Economics, Graduate School     term ends at the       Fund, Inc.; The Chile Fund, Inc.;
Graduate School of                        of Business, Columbia          2005 annual meeting.   The Emerging Markets
Business                                  University (1971-present).                            Telecommunications Fund, Inc.; The
New York, NY 10027                                                                              First Israel Fund, Inc.; The Latin
                                                                                                America Equity Fund, Inc.; The
(60)                                                                                            Indonesia Fund, Inc.; The Adams
                                                                                                Express Company; and Petroleum and
                                                                                                Resources Corporation; Director of
                                                                                                Credit Suisse Asset Management
                                                                                                Income Fund, Inc.

Lawrence J. Fox           Trustee         Partner of Drinker Biddle &    Since 2001; current    Director of The Indonesia Fund,
One Logan Square                          Reath (since 1976); Former     term ends at the       Inc.; Director of Credit Suisse
18th & Cherry Streets                     Managing Partner of Drinker    2004 annual meeting.   Asset Management Income Fund, Inc.
Philadelphia, PA 19103                    Biddle & Reath (1991-1998).

(58)

James S. Pasman, Jr.      Trustee         Currently retired; President   Since 2001; current    Director of Education Management
29 The Trillium                           and Chief Operating Officer    term ends at the       Corp., Director/Trustee of Credit
Pittsburgh, PA 15238                      of National InterGroup, Inc.   2003 annual meeting.   Suisse Funds; Director of Credit
                                          from April 1989 to March                              Suisse Asset Management Income
(71)                                      1991; Chairman of Permian                             Fund, Inc.
                                          Oil Co. from April 1989 to
                                          March 1991.

                                       26

                          POSITION(S)     CURRENT PRINCIPAL OCCUPATION   TERM OF OFFICE
                          HELD WITH       AND PRINCIPAL EMPLOYMENT       AND LENGTH
NAME AND ADDRESS (AGE)    FUND            DURING THE PAST FIVE YEARS     OF TIME SERVED         OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------    -------------   ----------------------------   --------------------   ------------------------------------
OFFICERS*

Laurence R. Smith         Interim Chief   Global Chief Investment        Since 2002             N/A
c/o CSAM                  Executive       Officer and Managing
466 Lexington Avenue      Officer         Director of CSAM
New York, NY 10017                        (6/99-present); Managing
                                          Director of J.P. Morgan
(44)                                      Investment Management
                                          (1981-1999).

Hal Liebes                Senior Vice     Managing Director and Global   Since 2001             N/A
c/o CSAM                  President       General Counsel of CSAM
466 Lexington Avenue                      (7/02-present); Managing
New York, NY 10017                        Director and General Counsel
                                          of CSAM (12/99-7/02);
(38)                                      Director and General Counsel
                                          of CSAM (3/97-12/99).

Richard J. Lindquist      President       Managing Director of           Since 2000             N/A
c/o CSAM                  and Chief       CSAM (4/95-present).
466 Lexington Avenue      Investment
New York, NY 10017        Officer

(41)

Michael A. Pignataro      Chief           Director of CSAM               Since 2000             N/A
c/o CSAM                  Financial       (1/01-present); Vice
466 Lexington Avenue      Officer, Vice   President of CSAM
New York, NY 10017        President and   (12/95-12/00).
                          Secretary
(43)

Robert M. Rizza           Vice            Assistant Vice President of    Since 2001             N/A
c/o CSAM                  President and   CSAM (1/01-present);
466 Lexington Avenue      Treasurer       Administrative Officer of
New York, NY 10017                        CSAM (3/98-12/00); Assistant
                                          Treasurer of Bankers Trust
(37)                                      Co. (4/94-3/98).

----------
*  The officers of the Fund shown are officers that make policy decisions.

CSHYF-2-1002